Consolidated Balance Sheets		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets
Cash		¥ 370,108,059	$ 53,859,752	¥ 271,067,503
Restricted cash		261,766	38,093
Accounts receivable, net		463,051,792	67,385,333	308,555,105
Advance to suppliers, net		6,763,326	984,229	10,648,306
Inventories, net		185,380,952	26,977,451	166,505,565
Prepaid expenses and other current assets		10,412,769	1,515,312	7,987,914
Total current assets		1,035,978,664	150,760,170	764,764,393
Non-current assets
Property, plant and equipment, net		571,756,443	83,204,512	550,153,110
Operating lease right-of-use assets, net		11,132,428	1,620,040	14,850,283
Deferred tax assets, net		1,905,581	277,309	3,039,084
Intangible assets, net		78,056,792	11,359,168	80,717,978
Other assets, non-current		20,923,703	3,044,909	28,228,293
Total non-current assets		683,774,947	99,505,938	676,988,748
Total assets		1,719,753,611	250,266,108	1,441,753,141
Current liabilities
Bank loans and other borrowings – current		193,736,563	28,193,397	111,733,754
Accounts payable		80,439,489	11,705,908	30,811,100
Accrued expenses and other liabilities		377,536,644	54,940,793	326,751,353
Operating lease liabilities – current		4,753,547	691,757	4,322,252
Deferred government grants – current		2,295,701	334,081	2,295,701
Total current liabilities		658,761,944	95,865,936	475,914,160
Non-current liabilities
Bank loans and other borrowings – non-current		293,790,596	42,753,699	253,928,000
Operating lease liabilities – non-current		6,348,890	923,918	10,605,260
Deferred government grants – non-current		23,606,507	3,435,323	30,053,517
Warrants liability		8,792,389	1,279,507
Total non-current liabilities		332,538,382	48,392,447	294,586,777
Total liabilities		991,300,326	144,258,383	770,500,937
Mezzanine equity
Series A and Series A-1 redeemable convertible preferred shares (par value US$0.000005 per share, 50,000,000 shares authorized; 21,548,589 shares issued and outstanding)				458,074,468
Series B redeemable convertible preferred shares (par value US$0.000005 per share, 100,000,000 shares authorized; 65,414,858 shares issued and outstanding)				912,146,924
Total mezzanine equity				1,370,221,392
Shareholders’(deficit)/equity
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 61,827,883 and 93,058,197 shares issued and outstanding as of March 31, 2022 and 2023, respectively	[1]	12,297	1,790	7,978
Additional paid-in capital		2,656,891,036	386,642,466	808,502,018
Accumulated deficit		(1,874,037,965)	(272,718,245)	(1,590,567,163)
Accumulated other comprehensive income/(loss)		(54,412,083)	(7,918,286)	83,087,979
Total shareholders’ (deficit)/equity		728,453,285	106,007,725	(698,969,188)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity		¥ 1,719,753,611	$ 250,266,108	¥ 1,441,753,141

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.